Loans Receivable from Franchisees, Net - Schedule of Loan Receivables from Franchisees (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	$ 801,512	$ 362,917	$ 1,377,676
Allowance for expected credit losses	(55,520)	(62,602)
Loan receivables from franchisees, net	745,992	300,315
Li Yi [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross		8,919
Gao Wenjing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	52,685	49,051
Cao Qinghua [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross		8,919
Wang Shimei [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross		49,051
Xu Yong [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross		8,919
Nan Xifeng [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross		8,919
Zeng Yongjian [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	46,361	45,279
Song Mingfang [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross		48,022
Wang Zhiya [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	52,685
Yu Yang [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	52,685	48,022
Wang Limin [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	52,685
Li Jie [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross		8,919
Sheng Xidong [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross		8,919
Zhou Guixiang [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross		17,837
Wang Jia [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross		8,919
Wang Xuefeng [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	182,641	8,919
Wang Xiaohui [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross		8,919
Qian Renze [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross		16,465
Zheng Yanhai [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	9,132
Yang Jiawei [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross		8,919
Chen Yu [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	9,132
Zhang Ying [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	9,132
Wang Hongli [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	9,132
Ge Xiaoqing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	9,132
Zhu Hongjun [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	52,685
Liu Jie [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	52,685
Zhou Qianqian [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	52,685
Meng Hao [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	52,685
Liu Zonghui [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	52,685
Li Ruonan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables from franchisees Gross	$ 52,685